SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Impairment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses for goodwill	¥ 0	¥ 0	¥ 0
Impairment losses of long-lived assets	¥ 3,013,416	¥ 12,759	¥ 0